Prepaid land use rights (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Land use rights, minimum lease term	40 years
Land use rights, maximum lease term	50 years
Cost	¥ 615,121	¥ 600,904
Less: accumulated amortization	(76,977)	(64,541)
Current portion of prepaid land use rights (recorded in other current assets)	12,821	12,155
Non-current portion of prepaid land use rights	525,323	524,208
Net	538,144	¥ 536,363
China Construction Bank | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	24,328
Bank loan secured by pledge of prepaid land use rights	45,000
Industrial and Commercial Bank of China | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	69,043
Bank loan secured by pledge of prepaid land use rights	84,000
China Everbright Bank | Short-term loans
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	7,929
Bank loan secured by pledge of prepaid land use rights	50,000
China Everbright Bank | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	200,315
Bank loan secured by pledge of prepaid land use rights	1,152,000
Bank of Tianjin | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	40,661
Bank loan secured by pledge of prepaid land use rights	150,000
Bank of Jiangsu | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	8,231
Bank loan secured by pledge of prepaid land use rights	35,000
Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong") | Industrial and Commercial Bank of China | Short-term loans
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	69,043
Bank loan secured by pledge of prepaid land use rights	¥ 44,938